Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

Since January 12, 2024, the date the Company filed its Quarterly Report on Form 10-Q for the quarter ended September 31, 2023, the Company has engaged in the following equity events:

On January 17, 2024, the Company issued 7,913,836 shares of common stock to GS Capital Partners, LLC for conversion of $75,000 of principal, $3,238.36 of accrued interest and $900 in other fees on the convertible loan payable.

On February 5, 2024, the Company issued 700,000 shares of the Company’s common stock to investors for an aggregate purchase price of $15,000.

On February 7, 2024, the Company issued 1,041,667 shares of the Company’s common stock to investors for an aggregate purchase price of $25,000.

On February 15, 2024, the Company entered into a convertible note agreement with Geebis Consulting LLC, in which the Company received $150,000 cash proceeds. The notes bear interest at a rate of 8% per annum and are set to mature in August 2024.

On March 25, 2024, the Company issued 1,400,000 and 600,000 shares of the Company’s common stock to investors for an aggregate purchase price of $70,000 and 30,000, respectively, pending signature of the investors.

On March 7, 2024, the Company entered into a convertible note agreement with 1800 Diagonal Lending LLC, in which the Company received $126,000 cash proceeds. The notes bear interest at a rate of 12% per annum and are set to mature in December 2024.